Long-term Debt and Capitalized Lease Obligations - Schedule of Long-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Dec. 02, 2017	Feb. 27, 2016
Debt Instrument [Line Items]
Unamortized debt discounts	$ 310.0	$ 260.8	$ 349.2
Deferred financing costs	118.2	83.5	170.6
Total debt	11,383.9	11,000.9	11,184.1
Less current maturities	(203.8)	(72.6)	(214.3)
Long-term portion	11,180.1	10,928.3	10,969.8
Secured debt | Albertsons Term Loans due 2021 to 2023, interest rate range of 4.10% to 4.46%
Debt Instrument [Line Items]
Total debt	5,853.0	5,619.1	7,136.6
Senior notes | Albertsons Senior Unsecured Notes due 2024 and 2025, interest rate of 6.625% and 5.750%, respectively
Debt Instrument [Line Items]
Total debt	$ 2,473.0	$ 2,475.3
Senior notes | Albertsons Senior Unsecured Notes due 2024, interest rate of 6.625%
Debt Instrument [Line Items]
Stated interest rate	6.625%	6.625%
Senior notes | Albertsons Senior Unsecured Notes due 2025, interest rate 5.750%
Debt Instrument [Line Items]
Stated interest rate	5.75%	5.75%
Senior notes | Albertsons 7.75% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Total debt			584.7
Stated interest rate	7.75%
Senior notes | Safeway 5.0% Senior Notes Due 2019
Debt Instrument [Line Items]
Total debt	$ 270.1		270.7
Stated interest rate	5.00%
Senior notes | Safeway 3.95% Senior Notes Due 2020
Debt Instrument [Line Items]
Total debt	$ 137.7		137.9
Stated interest rate	3.95%
Senior notes | Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	$ 131.0		131.1
Stated interest rate	4.75%
Senior notes | Safeway 3.4% Senior Notes Due 2016
Debt Instrument [Line Items]
Total debt			80.0
Stated interest rate	3.40%
Notes payable | NAI Notes due 2018 to 2031, interest rate range of 6.47% to 8.70%
Debt Instrument [Line Items]
Total debt	$ 1,552.2	$ 1,412.2
Notes payable | Safeway Notes due 2019 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Total debt	1,368.4	1,266.9
Other notes payable | Other Notes Payable, unsecured
Debt Instrument [Line Items]
Total debt	114.9	206.4	154.0
Mortgage notes payable | Mortgage Notes Payable, secured
Debt Instrument [Line Items]
Total debt	$ 22.4	$ 21.0	23.3
Asset-Based Loan
Debt Instrument [Line Items]
Total debt			311.0
Average interest rate	1.94%
Debenture [Member] | NAI 7.45% Debentures Due 2029
Debt Instrument [Line Items]
Total debt	$ 554.6		542.9
Stated interest rate	7.45%
Debenture [Member] | 7.25% Debentures Due 2031
Debt Instrument [Line Items]
Total debt	$ 575.6		574.7
Stated interest rate	7.25%
Debenture [Member] | 8.0% Debentures Due 2031
Debt Instrument [Line Items]
Total debt	$ 357.2		352.0
Stated interest rate	8.00%
Debenture [Member] | NAI 8.70% Debentures Due 2030
Debt Instrument [Line Items]
Total debt	$ 209.0		206.9
Stated interest rate	8.70%
Debenture [Member] | NAI 7.75% Debentures Due 2026
Debt Instrument [Line Items]
Total debt	$ 174.1		170.3
Stated interest rate	7.75%
Debenture [Member] | Safeway 7.45% Senior Debentures Due 2027
Debt Instrument [Line Items]
Total debt	$ 152.7		152.8
Stated interest rate	7.45%
Medium-term Notes | NAI 6.47% TO 7.15% Medium Term Notes Due 2017-2028
Debt Instrument [Line Items]
Total debt	$ 257.3		251.1
Notes | Safeway 6.35% Notes Due 2017
Debt Instrument [Line Items]
Total debt	$ 101.3		$ 104.1
Stated interest rate	6.35%
Minimum | Albertsons Term Loans due 2021 to 2023, interest rate range of 4.10% to 4.46%
Debt Instrument [Line Items]
Stated interest rate	3.00%	4.10%
Minimum | Notes payable | NAI Notes due 2018 to 2031, interest rate range of 6.47% to 8.70%
Debt Instrument [Line Items]
Stated interest rate		6.47%
Minimum | Notes payable | Safeway Notes due 2019 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate	3.95%	3.95%
Minimum | Medium-term Notes | NAI 6.47% TO 7.15% Medium Term Notes Due 2017-2028
Debt Instrument [Line Items]
Stated interest rate	6.47%
Maximum | Albertsons Term Loans due 2021 to 2023, interest rate range of 4.10% to 4.46%
Debt Instrument [Line Items]
Stated interest rate	3.25%	4.46%
Maximum | Notes payable | NAI Notes due 2018 to 2031, interest rate range of 6.47% to 8.70%
Debt Instrument [Line Items]
Stated interest rate	8.70%	8.70%
Maximum | Notes payable | Safeway Notes due 2019 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate	7.45%	7.45%
Maximum | Medium-term Notes | NAI 6.47% TO 7.15% Medium Term Notes Due 2017-2028
Debt Instrument [Line Items]
Stated interest rate	7.15%